FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00248
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THE ADAMS EXPRESS COMPANY
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(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
The Adams Express Company
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

September 30, 2009

(unaudited)

	Shares	Value (A)
Stocks — 96.3%

Consumer — 21.3%
Consumer Discretionary — 6.9%
Lowe’s Companies, Inc.	600,000	$12,564,000
McDonald’s Corp.	250,000	14,267,500
Newell Rubbermaid Inc. (B)	400,000	6,276,000
Ryland Group Inc. (B)	343,500	7,237,545
Target Corp. (B)	320,000	14,937,600
Walt Disney Co.	480,000	13,180,800

		68,463,445

Consumer Staples — 14.4%
Avon Products, Inc. (B)(F)	335,000	11,376,600
Bunge Ltd. (B)(F)	160,000	10,017,600
Coca-Cola Co. (B)(F)	260,000	13,962,000
CVS/Caremark Corp.	285,000	10,185,900
Dean Foods Co. (B)(C)	425,000	7,560,750
Del Monte Foods Co.	1,000,000	11,580,000
Hansen Natural Corp. (B)(C)	260,000	9,552,400
PepsiCo, Inc. (G)	360,000	21,117,600
Procter & Gamble Co.	315,000	18,244,800
Safeway Inc.	390,000	7,690,800
Unilever plc ADR	800,000	22,944,000

		144,232,450

Energy — 11.4%
Chevron Corp.	150,000	10,564,500
ConocoPhillips	150,000	6,774,000
CONSOL Energy Inc. (F)	200,000	9,022,000
Exxon Mobil Corp. (G)	215,000	14,751,150
Halliburton Co.	300,000	8,136,000
Petroleum & Resources Corporation (D)	2,186,774	50,864,363
Transocean Ltd. (C)	160,000	13,684,800

		113,796,813

Financials — 12.6%
Banking — 11.0%
Bank of America Corp. (B)	1,095,000	18,527,400
Bank of New York Mellon Corp.	403,775	11,705,437
Capital One Financial Corp. (B)	315,000	11,254,950
JPMorgan Chase & Co.	425,000	18,623,500
PNC Financial Services Group, Inc. (B)	270,000	13,119,300
State Street Corp.	230,000	12,098,000
Visa Inc. (B)	190,000	13,130,900
Wells Fargo & Co. (B)	425,000	11,976,500

		110,435,987

Insurance — 1.6%
Prudential Financial, Inc.	310,000	15,472,100

Health Care — 13.8%
Abbott Laboratories	320,000	15,830,400
Bristol-Myers Squibb Co.	345,000	7,769,400
Gilead Sciences Inc. (C)	200,000	9,316,000
Hospira Inc. (C)	285,000	12,711,000
Johnson & Johnson	255,000	15,526,950
Medtronic, Inc.	350,000	12,880,000
Pfizer Inc. (B)	995,000	16,467,250
Senomyx, Inc. (C)	1,001,028	4,034,143
Teva Pharmaceutical Industries Ltd. ADR	330,000	16,684,800
UnitedHealth Group Inc. (F)	100,000	2,504,000
Wyeth Co.	325,000	15,788,500
Zimmer Holdings, Inc. (B)(C)	150,000	8,017,500

		137,529,943

Industrials — 14.1%
Cintas Corp.	300,000	9,093,000
Curtiss-Wright Corp.	360,000	12,286,800
Emerson Electric Co. (B)	300,000	12,024,000
General Electric Co. (B)	1,488,000	24,432,960
Harsco Corp.	310,000	10,977,100
Illinois Tool Works Inc.	250,000	10,677,500
Masco Corp.	450,000	5,814,000
Oshkosh Corp.	350,000	10,825,500
Spirit AeroSystems Holdings, Inc. (B)(C)	720,000	13,003,200
Tata Motors Ltd. ADR	1,000,000	12,960,000
United Technologies Corp.	300,000	18,279,000

		140,373,060

Information Technology — 16.3%
Communication Equipment — 0.5%
Corning Inc. (B)	350,000	5,358,500

Computer Related — 11.8%
Apple Inc. (C)	75,000	13,902,750
Automatic Data Processing Inc.	300,000	11,790,000
Cisco Systems, Inc. (C)	850,000	20,009,000
Dell Inc. (C)	585,000	8,927,100
Google Inc. (C)	20,000	9,917,000
Microsoft Corp.	1,180,000	30,550,200
Oracle Corp.	1,100,000	22,924,000

		118,020,050

Electronics — 4.0%
Broadcom Corp. (B)(C)	400,000	12,276,000
Intel Corp.	840,000	16,438,800
QUALCOMM Inc.	240,000	10,795,200

		39,510,000

Materials — 1.5%
du Pont (E.I.) de Nemours and Co.	460,000	14,784,400

Telecom Services — 1.1%
AT&T Corp.	400,000	10,804,000

Utilities — 4.2%
MDU Resources Group, Inc.	562,500	11,728,125
Northeast Utilities	350,000	8,309,000
Northwest Natural Gas Co.	200,000	8,332,000
Spectra Energy Corp.	305,780	5,791,473
WGL Holdings, Inc.	238,600	7,907,204

		42,067,802

Total Stocks (Cost $928,952,182)		960,848,550

Short-Term Investments — 3.7%
Money Market Funds — 3.7%
Fidelity Institutional Money Market – Government Portfolio, 0.10% (E)	5,150,411	5,150,411
Fidelity Institutional Money Market – Treasury Only Portfolio, 0.08% (E)	2,704	2,704
Fidelity Institutional Money Market – Treasury Portfolio, 0.06% (E)	4,495	4,495

RBC U.S. Government Money Market (Institutional Class I), 0.12% (E)	8,737,119	8,737,119
Vanguard Admiral Treasury Money Market, 0.08% (E)	1,093	1,093
Vanguard Federal Money Market, 0.14% (E)	2,592,806	2,592,806
Western Asset Institutional Government Money Market (Class I), 0.17% (E)	20,025,140	20,025,140

		36,513,768

Total Short-Term Investments (Cost $36,513,768)		36,513,768

Total Securities Lending Collateral — 15.0% (Cost $149,393,954)
Money Market Funds — 15.0%
Invesco Aim Short-Term Investment Trust – Liquid Assets Portfolio (Institutional Class), 0.28% (E)	149,393,954	149,393,954

Total Investments — 115.0% (Cost $1,114,859,904)		1,146,756,272
Cash, receivables, prepaid expenses and other assets, less liabilities — (15.0)%		(148,571,402)

Net Assets — 100%		$998,184,870

Notes:

(A)	Securities are listed on the New York Stock Exchange or the NASDAQ. See note 1 to Schedule of Investments.
(B)	A portion of shares held are on loan. See note 4 to Schedule of Investments.
(C)	Presently non-dividend paying.
(D)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(F)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $3,871,400.
(G)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate value to deliver upon exercise of $1,820,000.

See accompanying notes.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

September 30, 2009

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COVERED CALLS
100	Avon Products, Inc.	$30	Oct 09	$(41,000)
100	Avon Products, Inc.	34	Oct 09	(8,500)
100	Bunge Ltd.	80	Oct 09	(500)
100	Bunge Ltd.	85	Oct 09	(500)
100	Coca-Cola Co.	55	Nov 09	(10,500)
200	CONSOL Energy Inc.	55	Jan 10	(38,000)
200	UnitedHealth Group, Inc.	32	Oct 09	(1,000)

900				(100,000)

COLLATERALIZED PUTS
200	Oshkosh Corp.	$25	Nov 09	(25,000)
200	QUALCOMM Inc.	$41	Oct 09	(3,600)
200	UnitedHealth Group, Inc.	$25	Oct 09	(22,000)

600				(50,600)

				$(150,600)

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING WRITTEN OPTION CONTRACTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company is an internally-managed fund whose investment objectives are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

Affiliated Companies - Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost.

Security Valuation - Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

In accordance with generally accepted accounting principles, fair value is defined as the price that the Company would receive upon selling an investment in an orderly transaction to an independent buyer. Additionally, a three-tier hierarchy has been established to classify fair value measurements and is summarized as follows:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments
  Level 3 -- fair value is determined using the Company's own assumptions, developed based on the best information available in the circumstances

The Company's investments at September 30, 2009 were classified as follows:

	Investment in securities	Written options
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Level 1	$1,146,756,272	$(150,600)
Level 2	--	--
Level 3	--	--
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Total	$1,146,756,272	$(150,600)

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at September 30, 2009 was $1,114,349,569 and net unrealized appreciation aggregated $32,406,703, of which the related gross unrealized appreciation and depreciation were $186,555,825 and $154,149,122, respectively.

3. INVESTMENT TRANSACTIONS

The Company's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

The Company is subject to changes in the value of equity securities held (equity price risk) in the normal course of pursuing its investment objectives. The Company may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, illiquidity, and unfavorable equity price movements. The Company has mitigated counterparty credit and illiquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Company to segregate certain securities or cash at its custodian when the option is written.

When the Company writes (purchases) an option, an amount equal to the premium received (paid) by the Company is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

4. PORTFOLIO SECURITIES LOANED

The Company makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Company on the next business day. Cash deposits are placed in a registered money market fund. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At September 30, 2009, the Company had securities on loan of $145,205,544 and held cash collateral of $149,393,954. The Company is indemnified by the Custodian, serving as lending agent, for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman, President, and Chief Executive Officer
(Principal Executive Officer)

Date:	October 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman, President, and Chief Executive Officer
(Principal Executive Officer)

Date:	October 14, 2009

By:	/s/ Brian S. Hook
Brian S. Hook
Treasurer
(Principal Financial Officer)

Date:	October 14, 2009